Document and Entity Information	0 Months Ended
Aug. 28, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug 28, 2013
Registrant Name	MFS SERIES TRUST VII
Central Index Key	0000318874
Amendment Flag	false
Document Creation Date	Aug 28, 2013
Document Effective Date	Aug 28, 2013
Prospectus Date	Sep 27, 2012
MFS® Equity Income Fund | A
Risk/Return:
Trading Symbol	EQNAX
MFS® Equity Income Fund | B
Risk/Return:
Trading Symbol	EQNBX
MFS® Equity Income Fund | C
Risk/Return:
Trading Symbol	EQNCX
MFS® Equity Income Fund | I
Risk/Return:
Trading Symbol	EQNIX
MFS® Equity Income Fund | R1
Risk/Return:
Trading Symbol	EQNRX
MFS® Equity Income Fund | R2
Risk/Return:
Trading Symbol	EQNSX
MFS® Equity Income Fund | R3
Risk/Return:
Trading Symbol	EQNTX
MFS® Equity Income Fund | R4
Risk/Return:
Trading Symbol	EQNUX
MFS® Equity Income Fund | R5
Risk/Return:
Trading Symbol	EQNVX

MFS® Equity Income Fund
MFS® Equity Income Fund
Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

Label	Element	Value
MFS® Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000318874_SupplementTextBlock	Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Equity Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2012